Employee Benefit Plans Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 301.4	$ 272.8
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	167.2	151.2
Common equities | Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 134.2	$ 121.6
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance	2.8	3.2